Cat Financial Financing Activities (Details 2) (Finance Receivables, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contractual maturities of outstanding finance receivables
2013	$ 9,079
2014	5,337
2015	3,850
2016	2,241
2017	1,866
Thereafter	1,015
Total amounts due	23,388
Guaranteed Residual value	374
Unguaranteed Residual value	462
Less: Unearned Income	(916)
Total Finance Receivables	23,308	19,980	19,923
Retail Installment Contracts
Contractual maturities of outstanding finance receivables
2013	1,819
2014	1,357
2015	911
2016	466
2017	171
Thereafter	29
Total amounts due	4,753
Guaranteed Residual value	0
Unguaranteed Residual value	0
Less: Unearned Income	(67)
Total Finance Receivables	4,686
Retail finance leases
Contractual maturities of outstanding finance receivables
2013	3,192
2014	2,144
2015	1,225
2016	600
2017	241
Thereafter	125
Total amounts due	7,527
Guaranteed Residual value	374
Unguaranteed Residual value	462
Less: Unearned Income	(762)
Total Finance Receivables	7,601
Retail Notes
Contractual maturities of outstanding finance receivables
2013	4,068
2014	1,836
2015	1,714
2016	1,175
2017	1,454
Thereafter	861
Total amounts due	11,108
Guaranteed Residual value	0
Unguaranteed Residual value	0
Less: Unearned Income	(87)
Total Finance Receivables	$ 11,021